UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2014 to July 31, 2014

Item 1:           Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

July 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (69.1%)
$1,000	Fannie Mae Discount Notes	(AA+, Aaa)	09/15/14	0.120	$999,850
800	Fannie Mae Discount Notes	(AA+, Aaa)	04/01/15	0.114	799,433
500	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.128	499,521
850	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.180	850,724
900	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	901,349
1,500	Federal Farm Credit Banks#	(AA+, Aaa)	06/02/16	0.185	1,501,864
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	1,001,772
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	1,001,569
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	1,001,706
850	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	851,439
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	1,001,095
500	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/16	0.165	499,924
500	Federal Farm Credit Banks#	(AA+, Aaa)	09/14/16	0.172	500,514
600	Federal Farm Credit Banks#	(AA+, Aaa)	09/19/16	0.190	599,761
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	10/11/16	0.173	1,000,982
500	Federal Farm Credit Banks#	(AA+, Aaa)	10/21/16	0.200	499,806
800	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	801,399
800	Federal Farm Credit Banks#	(AA+, Aaa)	12/30/16	0.230	799,870
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.185	1,001,049
500	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/17	0.192	500,730
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/13/17	0.177	1,000,757
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/24/17	0.195	1,001,120
750	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/25/15	0.119	749,557
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/22/15	0.119	499,490
500	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	500,186
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.200	500,327
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	500,431
800	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	800,726
1,000	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	998,760
900	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.170	900,612
800	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	799,395
300	Federal Home Loan Banks	(AA+, Aaa)	07/28/16	0.600	299,958
900	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	901,777
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	500,555
1,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.625	1,503,004
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	500,441
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	500,383
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	999,990
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	598,852
800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	798,359
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	500,042
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/16	0.725	600,605
1,001	Federal National Mortgage Association	(AA+, Aaa)	12/19/14	0.750	1,003,553
570	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.165	570,508
1,080	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.172	1,081,169
2,300	Federal National Mortgage Association#^^	(AA+, Aaa)	08/15/16	0.172	2,302,479
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/16/15	0.119	999,650
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/23/15	0.119	999,635
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $39,499,200)					39,526,678

UNITED STATES TREASURY OBLIGATIONS (12.9%)
1,000	United States Treasury Floating Rate Notes#	(AA+, Aaa)	01/31/16	0.075	999,886
500	United States Treasury Notes^^*	(AA+, Aaa)	06/30/15	0.375	501,181
500	United States Treasury Notes^^*	(AA+, Aaa)	07/15/15	0.250	500,586
500	United States Treasury Notes^^*	(AA+, Aaa)	08/31/15	0.375	501,182
500	United States Treasury Notes^^*	(AA+, Aaa)	09/30/15	1.250	506,230
1,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	1,001,289
1,100	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	1,096,240
1,300	United States Treasury Notes	(AA+, Aaa)	06/30/16	0.500	1,299,899
1,000	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	1,001,055
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,407,629)					7,407,548

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (2.8%)
$1,584	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,584,000)	08/01/14	0.010	$1,584,000

TOTAL INVESTMENTS AT VALUE (84.8%) (Cost $48,490,829)				48,518,226

OTHER ASSETS IN EXCESS OF LIABILITIES (15.2%)				8,719,241

NET ASSETS (100.0%)				$57,237,467

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2014.
^^	Security or portion thereof held in the subsidiary.
*	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Oct 2014	67	$6,787,530	$(74,130)
	USD	Nov 2014	21	2,031,330	(69,720)
	USD	Jun 2015	97	9,089,870	(48,687)
					$(192,537)
Livestock
	USD	Oct 2014	50	3,171,380	$(75,544)
Contracts to Sell
Energy
	USD	Sep 2014	(97)	(9,522,490)	$524,176
Net unrealized appreciation (depreciation)					$256,095

Swaps Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$10,532,089	08/27/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(100,694)
USD	$12,000,000	08/01/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(203,584)
USD	$16,669,685	08/27/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(159,315)
USD	$12,731,393	08/27/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(121,706)
USD	$19,903,500	08/01/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	51,619
						$(533,680)

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$39,526,678	$—	$39,526,678
United States Treasury Obligations	—	7,407,548	—	7,407,548
Short-term Investment	—	1,584,000	—	1,584,000
Other Financial Instruments*
Futures Contracts	256,095	—	—	256,095
Swap Contracts	—	(533,680)	—	(533,680)
	$256,095	$47,984,546	$—	$48,240,641

*       Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (2.9%)
$25,700	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A1)	05/18/15	0.055	$20,346,407
55,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(A+, A1)	05/21/15	0.055	43,521,445
26,600	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes‡#	(A, A3)	03/02/15	0.012	27,092,100
30,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes‡#	(A, A3)	03/12/15	0.011	29,919,000
43,300	Svensk Exportkredit AB, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	02/02/15	0.235	45,875,150
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $180,600,000)					166,754,102

UNITED STATES AGENCY OBLIGATIONS (78.4%)
82,650	Fannie Mae Discount Notes	(AA+, Aaa)	09/15/14	0.120	82,637,636
70,000	Fannie Mae Discount Notes	(AA+, Aaa)	04/01/15	0.115	69,950,370
125,600	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.128	125,479,675
80,000	Fannie Mae Discount Notes	(AA+, Aaa)	06/01/15	0.140	79,916,880
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/18/16	0.170	50,033,750
12,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	03/29/16	0.140	11,994,480
54,400	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.180	54,446,349
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	50,074,950
64,500	Federal Farm Credit Banks#^^	(AA+, Aaa)	06/02/16	0.185	64,580,174
75,900	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	76,034,495
64,250	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	64,350,808
87,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	87,949,787
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	50,084,650
83,100	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	83,190,995
62,500	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/16	0.165	62,490,438
85,165	Federal Farm Credit Banks#	(AA+, Aaa)	09/14/16	0.172	85,252,550
64,000	Federal Farm Credit Banks#	(AA+, Aaa)	09/19/16	0.190	63,974,464
98,600	Federal Farm Credit Banks#	(AA+, Aaa)	10/11/16	0.173	98,696,825
72,000	Federal Farm Credit Banks#	(AA+, Aaa)	10/21/16	0.200	71,972,064
62,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	62,108,438
120,000	Federal Farm Credit Banks#^^	(AA+, Aaa)	11/21/16	0.251	120,292,200
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.251	100,262,500
65,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/30/16	0.230	64,989,470
70,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.185	70,073,430
47,425	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/17	0.192	47,494,241
63,250	Federal Farm Credit Banks#	(AA+, Aaa)	03/13/17	0.177	63,297,880
60,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/24/17	0.195	60,067,200
40,000	Federal Farm Credit Discount Notes	(AA+, Aaa)	04/10/15	0.120	39,970,600
106,550	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	03/25/15	0.119	106,487,135
17,000	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	04/10/15	0.119	16,987,505
60,000	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	05/20/15	0.119	59,939,160
60,000	Federal Home Loan Bank Discount Notes^^	(AA+, Aaa)	05/22/15	0.119	59,938,740
71,000	Federal Home Loan Banks	(AA+, Aaa)	10/15/14	0.230	71,026,341
50,000	Federal Home Loan Banks#	(AA+, Aaa)	08/14/15	0.220	50,042,750
110,000	Federal Home Loan Banks#^^	(AA+, Aaa)	08/19/15	0.200	110,071,830
70,600	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	70,660,787
10,000	Federal Home Loan Banks#^^	(AA+, Aaa)	10/01/15	0.210	10,007,880
170,900	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	171,055,177
70,000	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	69,913,200
66,500	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.170	66,545,220
74,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	73,944,056
30,000	Federal Home Loan Banks	(AA+, Aaa)	07/28/16	0.600	29,995,770
51,950	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	52,052,549
90,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	90,099,990
101,735	Federal Home Loan Mortgage Corp.^^	(AA+, Aaa)	12/29/14	0.625	101,938,775
70,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	70,762,357
90,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	90,068,850
10,000	Federal Home Loan Mortgage Corp.#^^	(AA+, Aaa)	10/16/15	0.132	10,009,240
61,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	60,999,390
61,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	61,082,863
73,750	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	73,598,739
56,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	56,004,648
112,955	Federal National Mortgage Association^^	(AA+, Aaa)	12/19/14	0.750	113,243,035
66,913	Federal National Mortgage Association^^	(AA+, Aaa)	03/16/15	0.375	67,013,838
146,500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.165	146,630,678
119,500	Federal National Mortgage Association#^^	(AA+, Aaa)	08/12/16	0.172	119,629,299

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS
$127,800	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.172	$127,937,768
108,700	Freddie Mac Discount Notes^^	(AA+, Aaa)	01/16/15	0.119	108,661,955
70,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	01/23/15	0.119	69,974,450
86,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	02/10/15	0.101	85,961,730
24,000	Freddie Mac Discount Notes^^	(AA+, Aaa)	07/10/15	0.149	23,963,424
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,455,047,148)					4,457,916,428

UNITED STATES TREASURY OBLIGATIONS (12.7%)
125,000	United States Treasury Floating Rate Notes#^^*	(AA+, Aaa)	01/31/16	0.075	124,985,750
55,000	United States Treasury Floating Rate Notes#^^	(AA+, Aaa)	04/30/16	0.099	55,004,400
18,000	United States Treasury Notes^^	(AA+, Aaa)	08/15/14	4.250	18,028,510
26,500	United States Treasury Notes^^	(AA+, Aaa)	08/31/14	0.250	26,503,123
10,000	United States Treasury Notes^^	(AA+, Aaa)	08/31/14	2.375	10,019,000
29,500	United States Treasury Notes^^	(AA+, Aaa)	12/15/14	0.250	29,520,739
20,000	United States Treasury Notes^^	(AA+, Aaa)	01/15/15	0.250	20,016,800
14,000	United States Treasury Notes^^	(AA+, Aaa)	06/15/15	0.375	14,032,536
22,100	United States Treasury Notes^^	(AA+, Aaa)	06/30/15	0.375	22,152,222
50,000	United States Treasury Notes^^	(AA+, Aaa)	07/15/15	0.250	50,058,600
25,000	United States Treasury Notes^^	(AA+, Aaa)	08/31/15	0.375	25,059,075
70,000	United States Treasury Notes§	(AA+, Aaa)	01/31/16	0.375	70,090,230
85,900	United States Treasury Notes§	(AA+, Aaa)	05/15/16	0.250	85,606,394
100,000	United States Treasury Notes§	(AA+, Aaa)	06/30/16	0.500	99,992,200
68,250	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	68,322,004
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $719,338,301)					719,391,583

Number of Shares

SHORT-TERM INVESTMENTS (4.9%)
257,838,250	State Street Navigator Prime Portfolio, 0.16%§§	257,838,250

Par (000)		Maturity	Rate%

$18,079	State Street Bank and Trust Co. Euro Time Deposit^^	08/01/14	0.010	18,079,000

TOTAL SHORT-TERM INVESTMENTS (Cost $275,917,250)				275,917,250

TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $5,630,902,699)				5,619,979,363

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)				64,957,433

NET ASSETS (100.0%)				$5,684,936,796

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2014.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $57,011,100 or 1.0% of net assets.

^^	Security or portion thereof held in the subsidiary.
*	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2014.

Futures Contracts

Contract Description	Currency	Expiration Date	Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Jun 2015	1,198	$112,264,580	$(595,437)
Contracts to Sell
Energy
	USD	Sep 2014	(1,198)	$(117,607,660)	$6,475,104
Net unrealized appreciation (depreciation)					$5,879,667

Swaps Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)

USD	$88,907,662	08/27/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(495,143)
USD	$295,782,670	08/27/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,278,976)
USD	$100,959,510	08/27/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(410,523)
USD	$50,653,370	08/27/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(208,782)
USD	$204,272,817	08/27/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,137,968)
USD	$42,746,550	08/27/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(238,203)
USD	$373,027,204	08/27/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,612,984)
USD	$55,470,948	08/27/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(309,086)
USD	$53,370,857	08/27/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(230,817)
USD	$255,953,946	08/27/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,426,295)
USD	$195,299,616	08/27/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(844,483)
USD	$57,497,190	08/27/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(320,275)
USD	$512,858,498	08/27/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,217,339)
USD	$296,188,537	08/27/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,650,177)
USD	$159,908,913	08/27/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(691,540)
USD	$24,673,318	08/27/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(137,478)
USD	$473,161,644	08/27/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,045,451)
USD	$20,201,301	08/27/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(112,549)
USD	$133,199,905	08/27/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(575,378)
USD	$379,682,495	08/27/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,563,419)
USD	$30,000,000	08/27/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(85,700)
USD	$300,587,685	08/27/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,675,015)
USD	$186,783,254	08/27/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(807,658)
USD	$236,865,511	08/27/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,319,796)
USD	$244,652,348	08/27/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,057,752)
USD	$252,681,705	08/27/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,408,061)
USD	$152,313,638	08/27/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(658,527)
						$(24,519,375)

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$166,754,102	$—	$166,754,102
United States Agency Obligations	—	4,457,916,428	—	4,457,916,428
United States Treasury Obligations	—	719,391,583	—	719,391,583
Short-term Investments	—	275,917,250	—	275,917,250
Other Financial Instruments*
Futures Contracts	5,879,667	—	—	5,879,667
Swap Contracts	—	(24,519,375)	—	(24,519,375)
	$5,879,667	$5,595,459,988	$—	$5,601,339,655

*        Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 22, 2014

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 22, 2014